Information Concerning Net Sales By Major Product Offerings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Sale of Receivables [Line Items]
NET SALES	$ 1,700,208	$ 1,206,021	$ 827,654
Ignition Systems, Engine Sensors, Harnesses and Related Components
Sale of Receivables [Line Items]
NET SALES	199,972	153,919	111,834
Engineered Latching and Locking Devices
Sale of Receivables [Line Items]
NET SALES	196,064	150,111	33,746
Mechanical/Electro-Mechanical Actuators and Controls
Sale of Receivables [Line Items]
NET SALES	176,448	168,530	124,574
Rods and Locking Devices
Sale of Receivables [Line Items]
NET SALES	129,221	99,556	31,438
Specialized Valves
Sale of Receivables [Line Items]
NET SALES	118,368	102,664	95,946
AC/DC Electric Motors And Generators
Sale of Receivables [Line Items]
NET SALES	101,173	84,213	57,410
Engineered decorative laminates
Sale of Receivables [Line Items]
NET SALES	97,906	7,253
Specialized Pumps
Sale of Receivables [Line Items]
NET SALES	87,062	72,116	66,893
Safety restraints
Sale of Receivables [Line Items]
NET SALES	77,145
Engineered Connectors
Sale of Receivables [Line Items]
NET SALES	75,360	57,803	43,945
Power Conditioning Devices
Sale of Receivables [Line Items]
NET SALES	67,187	58,683	57,917
Power, Lighting and Control
Sale of Receivables [Line Items]
NET SALES	65,329	55,327	44,849
NiCad Batteries/Chargers
Sale of Receivables [Line Items]
NET SALES	57,907	57,757	45,583
Audio Systems
Sale of Receivables [Line Items]
NET SALES	46,259	44,614	36,870
Lavatory Hardware
Sale of Receivables [Line Items]
NET SALES	46,190	38,280	27,753
Other products
Sale of Receivables [Line Items]
NET SALES	$ 158,617	$ 55,195	$ 48,896